Stockholders/Members Equity and Redeemable Non-Controlling Interests - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	12 Months Ended
	Feb. 03, 2026	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 11, 2025	Dec. 31, 2021
Stockholders /Members Equity and Non-Controlling Interests [Line Items]
Common Units, outstanding		0	0	1,000		1,000
Equity Owners redeemed		0
Total distributions		$ 230,513	$ 52,500	$ 37,000
Class A Common Stock, $0.0001 par value per share
Stockholders /Members Equity and Non-Controlling Interests [Line Items]
Common Units, outstanding		10,000,000	5,100,000
Class A Common Stock, $0.0001 par value per share | Share Repurchase Program [Member]
Stockholders /Members Equity and Non-Controlling Interests [Line Items]
Share repurchase program, authorized amount					$ 50,000
Stock Repurchased During Period, Shares	953,229
Average cost per share	$ 15.72
Value of shares repurchased	$ 15,000